Fair Value of Financial Assets and Liabilities - Total and Changes in Unrealized Gains or Losses Included in Profit or Loss for Level 3 Financial Assets and Liabilities (Detail) - At fair value [member] - Level 3 [member] - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	¥ 32,760	¥ (900)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held	37,713	1,134
Net interest income [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	1,583	1,865
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held	606	705
Net trading income
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	12,796	7,043
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held	14,622	8,850
Net income (loss) from financial assets and liabilities at fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	18,381	(9,808)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held	¥ 22,485	¥ (8,421)